UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

    /s/ Mark W. Everette            West Hartford, CT             10/26/2011
    ---------------------           -----------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          151
                                         -----------

Form 13F Information Table Value Total:  $   133,409
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                              COM            88579Y101       1,088      13,183 SH       Sole       N/A       13,183
ABBOTT LABS                        COM            002824100         481      10,800 SH       Sole       N/A       10,800
ABIOMED INC                        COM            003654100         669      21,756 SH       Sole       N/A       21,756
AETHER SYS INC                     COM            00808V105         389       1,900 SH       Sole       N/A        1,900
AGILENT TECHNOLOGIES INC           COM            00846U101         408       5,526 SH       Sole       N/A        5,526
AMDOCS LTD                         ORD            GO2602103         387       5,036 SH       Sole       N/A        5,036
AMERICA ONLINE INC DEL             COM            02364J104         380       7,220 SH       Sole       N/A        7,220
AMERICAN BK CONN WATERBURY         COM            024327108       2,382     121,400 SH       Sole       N/A      121,400
AMERICAN EXPRESS CO                COM            025816109       1,254      24,060 SH       Sole       N/A       24,060
AMERICAN HOME PRODS CORP           COM            026609107       1,661      28,272 SH       Sole       N/A       28,272
AMERICAN INTL GROUP INC            COM            026874107       2,498      21,261 SH       Sole       N/A       21,261
AMERICAN INTL PETROLEUM CORP       COM PAR S0.08N 026909407           8      14,000 SH       Sole       N/A       14,000
AMERICAN PWR CONVERSION CORP       COM            029066107         791      19,400 SH       Sole       N/A       19,400
ARIBA INC                          COM            04033V104         451       4,600 SH       Sole       N/A        4,600
ART TECHNOLOGY GROUP INC           COM            04289L107         343       3,400 SH       Sole       N/A        3,400
ASSOCIATES FIRST CAP CORP          CL A           046008108         381      17,058 SH       Sole       N/A       17,058
AT&T CORP                          COM            001957109       1,373      43,401 SH       Sole       N/A       43,401
ATLT CORP                          COM LIB GRP A  001957208       1,566      64,570 SH       Sole       N/A       64,570
AUTOMATIC DATA PROCESSING IN       COM            053015103       1,153      21,525 SH       Sole       N/A       21,525
BAKER HUGHES INC                   COM            057224107         704      22,000 SH       Sole       N/A       22,000
BANKNORTH GROUP INC NEW            COM            06646R107         927      60,775 SH       Sole       N/A       60,775
BAXTER INTL INC                    COM            071813109         213       3,023 SH       Sole       N/A        3,023
BELL ATLANTIC CORP                 COM            077853109         637      12,537 SH       Sole       N/A       12,537
BELLSOUTH CORP                     COM            079860102         781      18,315 SH       Sole       N/A       18,315
BIOTECH HOLDERS TR                 DEPOSTRY RCPTS 09067D201         231       1,300 SH       Sole       N/A        1,300
BJS WHOLESALE CLUB INC             COM            05548J106         224       6,800 SH       Sole       N/A        6,800
BOEING CO                          COM            097023105         858      20,525 SH       Sole       N/A       20,525
BP PLC                             SPONSORED ADR  055622104       1,085      19,184 SH       Sole       N/A       19,184
BRISTOL MYERS SQUIBB CO            COM            110122108       2,450      42,060 SH       Sole       N/A       42,060
BROADCOM CORP                      CL A           111320107         394       1,800 SH       Sole       N/A        1,800
BROCADE COMMUNICATIONS SYS INC     COM            111621108         348       1,900 SH       Sole       N/A        1,900
BURLINGTON RES INC                 COM            122014103         841      22,000 SH       Sole       N/A       22,000
CAPITAL ONE FINL CORP              COM            14040H105         332       7,450 SH       Sole       N/A        7,450
CARNIVAL CORP                      COM            143658102         359      18,400 SH       Sole       N/A       18,400
CENDANT CORP                       COM            151313103         524      37,460 SH       Sole       N/A       37,460
CHASE MANHATTAN CORP NEW           COM            16161A108         663      14,397 SH       Sole       N/A       14,397
CHEVRON CORP NEW                   COM            166764100         264       3,114 SH       Sole       N/A        3,114
CISCO SYS INC                      COM            17275R102       1,137      17,890 SH       Sole       N/A       17,890
CITIGROUP INC                      COM            172967101       1,962      32,567 SH       Sole       N/A       32,567
COCA COLA CO                       COM            191216100         545       9,487 SH       Sole       N/A        9,487
COMCAST CORP NEW                   CL A SPL       20030N200         728      17,950 SH       Sole       N/A       17,950
CORNING INC                        COM            219350105       1,501       5,560 SH       Sole       N/A        5,560
COSTCO WHSL CORP NEW               COM            22160K105         297       9,000 SH       Sole       N/A        9,000
CVS CAREMARK CORPORATION           COM            126650100         516      12,900 SH       Sole       N/A       12,900
DELPHI FINL GROUP INC              CL A           247131105         216       6,362 SH       Sole       N/A        6,362
DISNEY WALT CO                     COM DISNEY     254687106         763      19,648 SH       Sole       N/A       19,648
DOW CHEM CO                        COM            260543103         423      14,010 SH       Sole       N/A       14,010
DU PONT E I DE NEMOURS & CO        COM            263534109         369       8,442 SH       Sole       N/A        8,442
E M C CORP MASS                    COM            268648102         481       6,252 SH       Sole       N/A        6,252
EASTMAN KODAK CO                   COM            277461109         782      13,150 SH       Sole       N/A       13,150
ELECTRONIC DATA SYS NEW            COM            285661104       1,476      35,770 SH       Sole       N/A       35,770
ELECTRONICS FOR IMAGING INC        COM            286082102         959      38,000 SH       Sole       N/A       38,000
EMERSON ELEC CO                    COM            291011104       1,580      26,175 SH       Sole       N/A       26,175
EQUITY OFFICE PROPERTIES TRUST     COM            294741103         419      15,208 SH       Sole       N/A       15,208
EXTREME NETWORKS INC               COM            30226D106         273       2,600 SH       Sole       N/A        2,600
EXXON MOBIL CORP                   COM            30231G102       4,845      61,715 SH       Sole       N/A       61,715
FIDELITY NATL FINL INC             COM            316326107         356      19,444 SH       Sole       N/A       19,444
FIRST DATA CORP                    COM            319963104       1,860      37,482 SH       Sole       N/A       37,482
FIRST UN CORP                      COM            337358105         411      16,576 SH       Sole       N/A       16,576
FLEETBOSTON FINL CORP              COM            339030108       1,794      52,759 SH       Sole       N/A       52,759
FVC COM INC                        COM            30266P100         168      22,050 SH       Sole       N/A       22,050
GANNETT INC                        COM            364730101         305       5,100 SH       Sole       N/A        5,100
GEMSTAR-TV GUIDE INTL INC          COM            36866W106         436       7,100 SH       Sole       N/A        7,100
GENERAL ELECTRIC CO                COM            369604103       9,714     183,280 SH       Sole       N/A      183,280
GENERAL MTRS CORP                  COM            370442105         321       5,530 SH       Sole       N/A        5,530
GENERAL MTRS CORP                  CL H NEW       370442832         277       3,152 SH       Sole       N/A        3,152
GILLETTE CO                        COM            375766102         374      10,711 SH       Sole       N/A       10,711
GTE CORP                           COM            362320103         286       4,601 SH       Sole       N/A        4,601
GUIDANT CORP                       COM            401698105       1,225      24,742 SH       Sole       N/A       24,742
HALLIBURTON CO                     COM            406216101       1,316      27,880 SH       Sole       N/A       27,880
HARLEY DAVIDSON INC                COM            412822108         885      23,000 SH       Sole       N/A       23,000
HARTFORD FINL SVCS GROUP INC       COM            416515104         364       6,507 SH       Sole       N/A        6,507
HEWLETT PACKARD CO                 COM            428236103       1,716      13,745 SH       Sole       N/A       13,745
HOME DEPOT INC                     COM            437076102       1,886      37,762 SH       Sole       N/A       37,762
HONEYWELL INTL INC                 COM            438516106         377      11,200 SH       Sole       N/A       11,200
HOSPITALITY PPTYS TR               COM SH BEN INT 44106M102         219       9,700 SH       Sole       N/A        9,700
HSB GROUP INC                      COM            40428N109         377      12,122 SH       Sole       N/A       12,122
HYPERION SOLUTIONS CORP            COM            44914M104         236       7,275 SH       Sole       N/A        7,275
IMMUNEX CORP NEW                   COM            452528102       1,271      25,700 SH       Sole       N/A       25,700
IMS HEALTH INC                     COM            449934108       1,476      82,016 SH       Sole       N/A       82,016
INKTOMI CORP                       COM            457277101         213       1,800 SH       Sole       N/A        1,800
INTEL CORP                         COM            458140100         953       7,134 SH       Sole       N/A        7,134
INTERNATIONAL BUSINESS MACHS       COM            459200101       2,549      23,262 SH       Sole       N/A       23,262
JDS UNIPHASE CORP                  COM            46612J101         361       3,010 SH       Sole       N/A        3,010
JOHNSON & JOHNSON                  COM            478160104       2,586      25,384 SH       Sole       N/A       25,384
JONES APPAREL GROUP INC            COM            480074103         329      14,000 SH       Sole       N/A       14,000
JPMORGAN CHASE & CO                COM            46625H100         333       3,020 SH       Sole       N/A        3,020
KANSAS CITY SOUTHN INDS INC        COM            485170104         213       2,400 SH       Sole       N/A        2,400
KERR MCGEE CORP                    COM            492386107         348       5,900 SH       Sole       N/A        5,900
KOPIN CORP                         COM            500600101       1,526      22,050 SH       Sole       N/A       22,050
LILLY ELI & CO                     COM            532457108       1,831      18,329 SH       Sole       N/A       18,329
LUCENT TECHNOLOGIES INC            COM            549463107       1,722      29,069 SH       Sole       N/A       29,069
MAPICS INC                         COM            564910107          68      11,900 SH       Sole       N/A       11,900
MARRIOTT INTL INC NEW              CL A           571903202         375      10,400 SH       Sole       N/A       10,400
MBIA INC                           COM            55262C100         594      12,320 SH       Sole       N/A       12,320
MCDONALDS CORP                     COM            580135101       1,138      34,543 SH       Sole       N/A       34,543
MCGRAW HILL COS INC                COM            580645109         277       5,132 SH       Sole       N/A        5,132
MEDIAONE GROUP INC                 COM            58440J104         355       5,333 SH       Sole       N/A        5,333
MEDTRONIC INC                      COM            585055106         651      13,078 SH       Sole       N/A       13,078
MELLON F I N L CORP                COM            58551A108         771      21,150 SH       Sole       N/A       21,150
MERCK & CO INC                     COM            589331107       2,421      31,595 SH       Sole       N/A       31,595
METROMEDIA FIBER NETWORK INC       CL A           591689104       2,254      56,800 SH       Sole       N/A       56,800
MGIC INVT CORP WIS                 COM            552848103         305       6,700 SH       Sole       N/A        6,700
MICROMUSE INC                      COM            595094103         513       3,100 SH       Sole       N/A        3,100
MICROSOFT CORP                     COM            594918104       1,307      16,355 SH       Sole       N/A       16,355
MOTOROLA INC                       COM            620076109       1,218      41,915 SH       Sole       N/A       41,915
NABORS INDS INC                    COM            629568106         619      14,900 SH       Sole       N/A       14,900
NATIONAL INSTRS CORP               COM            636518102         528      12,100 SH       Sole       N/A       12,100
NEWFIELD EXPL CO                   COM            651290108         450      11,500 SH       Sole       N/A       11,500
NOBLE ENERGY INC                   COM            655044105         782      21,000 SH       Sole       N/A       21,000
NOKIA CORP                         SPONSORED ADR  654902204         501      10,025 SH       Sole       N/A       10,025
OMNICOM GROUP INC                  COM            681919106         267       3,000 SH       Sole       N/A        3,000
OXFORD HEALTH PLANS INC            COM            691471106         250      10,500 SH       Sole       N/A       10,500
PEPSICO INC                        COM            713448108       1,460      32,844 SH       Sole       N/A       32,844
PFIZER INC                         COM            717081103       2,051      42,739 SH       Sole       N/A       42,739
PHARMACIA CORP                     COM            71713U102         290       5,605 SH       Sole       N/A        5,605
PRICE T ROWE GROUP INC             COM            74144T108         238       5,600 SH       Sole       N/A        5,600
PROCTER & GAMBLE CO                COM            742718109       1,000      17,473 SH       Sole       N/A       17,473
PROGRESSIVE CORP OHIO              COM            743315103         481       6,500 SH       Sole       N/A        6,500
PROVIDIAN FINL CORP                COM            74406A102         306       3,400 SH       Sole       N/A        3,400
QWEST COMMUNICATIONS INTL INC      COM            749121109         326       6,563 SH       Sole       N/A        6,563
REDBACK NETWORKS INC               COM            757209101         323       1,800 SH       Sole       N/A        1,800
ROGERS WIRELESS COMMUNICATIONS     CL B NON-VTG   775315104         451      13,400 SH       Sole       N/A       13,400
SBC COMMUNICATIONS INC             COM            783876103       1,866      43,142 SH       Sole       N/A       43,142
SCHERING PLOUGH CORP               COM            806605101         601      11,900 SH       Sole       N/A       11,900
SCHLUMBERGER LTD                   COM            806857108       1,407      18,856 SH       Sole       N/A       18,856
SCHWAB CHARLES CORP NEW            COM            808513105         352      10,474 SH       Sole       N/A       10,474
SERVICE CORP INTL                  COM            817565104         361       9,200 SH       Sole       N/A        9,200
SHERWIN WILLIAMS CO                COM            824348106         318      15,000 SH       Sole       N/A       15,000
SLM HLDG CORP                      COM            78442A109         285       7,600 SH       Sole       N/A        7,600
SONY CORP                          ADR NEW        835699307         264       2,800 SH       Sole       N/A        2,800
STANLEY WKS                        COM            854616109       1,033      43,506 SH       Sole       N/A       43,506
STERIS CORP                        COM            859152100         293      33,000 SH       Sole       N/A       33,000
SUN MICROSYSTEMS INC               COM            866810104       1,119      12,310 SH       Sole       N/A       12,310
SYNOPSYS INC                       COM            871607107         542      15,700 SH       Sole       N/A       15,700
TEXACO INC                         COM            881694103         323       6,058 SH       Sole       N/A        6,058
TEXAS INSTRS INC                   COM            882508104       1,649      24,000 SH       Sole       N/A       24,000
TEXTRON INC                        COM            883203101         883      16,250 SH       Sole       N/A       16,250
TYCO INTL LTD NEW                  COM            902124106       1,337      28,227 SH       Sole       N/A       28,227
UNITED TECHNOLOGIES CORP           COM            913017109         621      10,552 SH       Sole       N/A       10,552
UNITEDHEALTH GROUP INC             COM            91324P102         840       9,800 SH       Sole       N/A        9,800
VERISIGN INC                       COM            92343E102         212       1,200 SH       Sole       N/A        1,200
VIACOM INC                         CL B           925524308         856      12,553 SH       Sole       N/A       12,553
VODAFONE AIRTOUCH PLC              SPONSORED ADR  92857T107         268       6,460 SH       Sole       N/A        6,460
WAL MART STORES INC                COM            931142103         840      14,581 SH       Sole       N/A       14,581
WASTE MGMT INC DEL                 COM            94106L109         730      38,400 SH       Sole       N/A       38,400
WATSON PHARMACEUTICALS INC         COM            942683103         322       6,000 SH       Sole       N/A        6,000
WILLIAMS COS INC DEL               COM            969457100       1,036      24,850 SH       Sole       N/A       24,850
WORLDCOM INC GA NEW                COM            98157D106       1,347      29,355 SH       Sole       N/A       29,355
XEROX CORP                         COM            984121103         281      13,519 SH       Sole       N/A       13,519
YUM BRANDS INC                     COM            988498101       1,469      51,983 SH       Sole       N/A       51,983